Goodwill (Details 1) - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Goodwill [Line Items]
Goodwill		$ 37,538	$ 41,010	$ 38,107
Cellocator [Member]
Goodwill [Line Items]
Goodwill		2,534	2,534
SVR [Member]
Goodwill [Line Items]
Goodwill	[1]	27,976	30,245
Pointer brazil [Member]
Goodwill [Line Items]
Goodwill		1,996	2,338
Cielo Brazil [Member]
Goodwill [Line Items]
Goodwill		$ 5,032	$ 5,893

[1]	SVR in Israel.